Personnel expenses - Breakdown (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Personnel expenses
Wages and salaries	$ 7,274	$ 6,300	$ 5,542
Social security costs	1,283	1,105	1,037
Service expense related to defined contribution pension plan	373	330	300
Service expense related to defined benefit pension plan	157	146	201
Share-based payments	161	283	131
Bonus and benefits granted to employees	3,691	3,295	2,787
Other staff costs	1,415	1,289	1,474
Total employee benefits expense	$ 14,354	$ 12,748	$ 11,472